Profit (Loss) Per Share (Details) - shares			1 Months Ended	2 Months Ended	5 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Aug. 13, 2021	Mar. 31, 2022	Feb. 28, 2022	Dec. 31, 2021	Aug. 13, 2021	Dec. 31, 2022	Dec. 26, 2023
Profit (Loss) Per Share [Abstract]
Increase in common shares	18,794,040							1,180,582,993
Capitalization in common shares of the convertible bond		89,970	77,263,799	140,940,146			901,834,231
Addition weighted average of the shares (diluted)					459,115,608	537,483,609